JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed in Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 480 (Amendment 481 under the Investment Company Act of 1940) filed electronically on February 27, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

March 6, 2017	JPMorgan Trust I

Appendix A

J.P. Morgan Fund

JPMorgan Commodities Strategy Fund

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

JPMorgan Opportunistic Equity Long/Short Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan SMA Funds

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan International Value SMA Fund